Schedule of Loss Before Income Taxes (Details) - Previously Reported [Member] - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
United States	$ 6,173,000	$ 24,414,000
Foreign	225,000	47,000
Total	$ 6,398,000	$ 24,367,000